SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
File No. 002-87910
File No. 811-03910
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			/X/
	Pre-Effective Amendment No.		/ /
	Post-Effective Amendment No.	44	/X/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			/X/
	Amendment No.	45

VOYAGEUR TAX FREE FUNDS
(Exact Name of Registrant as Specified in Charter)
	2005 Market Street, Philadelphia, Pennsylvania		19103-7094
	(Address of Principal Executive Offices)		(Zip Code)
Registrant’s Telephone Number, including Area Code:			(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)
Approximate Date of Public Offering:			December 29, 2008
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/X/	on December 29, 2008 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate: / /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 44 to Registration File No. 002-87910 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A – Prospectus (1)

4.	Part B - Statement of Additional Information (1)

5.	Part C - Other Information (2)

6.	Signatures

7.	Exhibits

This Post-Effective Amendment relates to the Class A, B and C shares of the Registrant's one series, Delaware Tax-Free Minnesota Fund.

(1)	The Registrant's Prospectus and Statement of Additional Information is incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 29, 2008.

(2)	Items 26 and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post- Effective Amendment No. 35 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed December 29, 2008.

PART C
(Voyageur Tax Free Funds)
File Nos. 002-87910/811-03910
Post-Effective Amendment No. 44

OTHER INFORMATION

Item 23.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

	(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

	(3)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

	(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (November 1, 1999) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed October 30, 2000.

	(2)	Executed Investment Advisory Expense Limitation Letter (December 2008) between Delaware Management Company (a series of Delaware Management Business Trust) and Registrant attached as Exhibit No. EX-99.d.2.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Distribution Agreement (April 19, 2001) between Delaware Distributors, L.P. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

	(2)	Financial Intermediary Distribution Agreement.

(i) Executed Third Amended and Restated Financial Intermediary Distribution Agreement (January 1, 2007) between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

	(3)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post- Effective Amendment No. 37 filed November 18, 2002.

	(4)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed November 18, 2002.

	(5)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 37 filed November 18, 2002.

	(6)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post- Effective Amendment No. 39 filed December 3, 2004.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant attached as Exhibit No. EX-99.g.1.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant on behalf of the Fund incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

(i) Executed Amendment Letter (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 38 filed October 31, 2003.

(ii) Executed Schedule B (June 2008) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

	(2)	Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

	(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (October 1, 2007) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

(i)	Legal Opinion. Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed August 16, 1999.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (December 2008) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Plans under Rule 12b-1 for Class A, B and C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 36 filed October 31, 2001.

(n)	Rule 18f-3 Plan.

(1) Plan under Rule 18f-3 (August 31, 2006) attached as Exhibit No. EX-99.n.1.

(i)	Appendix A (November 19, 2008) to Plan under Rule 18f-3 attached as Exhibit No. EX- 99.n.1.i.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for the Delaware Investments Family of Funds (August 2008) attached as Exhibit No. EX-99.p.1.

	(2)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (August 2008) attached as Exhibit No. EX-99.p.2.

	(3)	Code of Ethics for Lincoln Financial Distributors, Inc. (June 2007) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post- Effective Amendment No. 43 filed December 28, 2007.

Item 24.	Persons Controlled by or Under Common Control with Registrant. None.

Item 25.	Indemnification. Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust
incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.
Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 43 filed December 28, 2007.

Item 26.	Business and Other Connections of the Investment Adviser. Incorporated into this filing by reference to
Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Voyageur Mutual
Funds, File No. 033-63238, filed December 29, 2008.

Item 27.	Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Voyageur Mutual Funds, File No. 033-63238, filed
December 29, 2008.

Item 28.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31(a)
of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market
Street, Philadelphia, PA 19103-7094 and 430 W. 7th Street, Kansas City, MO 64105.

Item 29.	Management Services. None.

Item 30.	Undertakings. Not applicable.

3

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of December, 2008.

VOYAGEUR TAX FREE FUNDS

By:	/s/ Patrick P. Coyne
Patrick P. Coyne
Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	December 29, 2008
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	December 29, 2008
Thomas L. Bennett

John A. Fry	*	Trustee	December 29, 2008
John A. Fry

Anthony D. Knerr	*	Trustee	December 29, 2008
Anthony D. Knerr

Lucinda S. Landreth	*	Trustee	December 29, 2008
Lucinda S. Landreth

Ann R. Leven	*	Trustee	December 29, 2008
Ann R. Leven

Thomas F. Madison	*	Trustee	December 29, 2008
Thomas F. Madison

Janet L. Yeomans	*	Trustee	December 29, 2008
Janet L. Yeomans

J. Richard Zecher	*	Trustee	December 29, 2008
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	December 29, 2008
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne
as Attorney-in-Fact for
each of the persons indicated
(Pursuant to Powers of Attorney previously filed)
4

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Voyageur Tax Free Funds N-1A)
Exhibit No.	Exhibit
EX-99.d.2	Executed Investment Advisory Expense Limitation Letter (December 2008) between Delaware
Management Company (a series of Delaware Management Business Trust) and Registrant
EX-99.g.1	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York
Mellon (formerly, Mellon Bank, N.A.) and the Registrant
EX-99.h.1.ii	Executed Schedule B (June 2008) to the Shareholder Services Agreement
EX-99.j	Consent of Independent Registered Public Accounting Firm (December 2008)
EX-99.n.1	Plan under Rule 18f-3 (August 31, 2006)
EX-99.n.1.i	Appendix A (November 19, 2008) to Plan under Rule 18f-3
EX-99.p.1	Code of Ethics for the Delaware Investments Family of Funds (August 2008)
EX-99.p.2	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware
Management Business Trust, and Delaware Distributors, L.P.) (August 2008)